Branden T. Burningham
                               Attorney at Law
                         455 East 500 South, Suite 205
                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA                 TELEPHONE:  (801) 363-7411
                                                FACSIMILE:  (801) 355-7126


February 2, 2007


Mr. Jeffrey Werbitt
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549-0303


Re: Wizzard Software Corporation, a Colorado corporation (the "Company")

    Quarterly Report on Form 10-QSB-A1 for the quarterly period ended September 30, 2006

    Commission File No. 0-33381


Dear Mr. Werbitt:

     Attached hereto is the above-referenced Form, which has been prepared in response to Comment Nos. 9 through 14 of the comment letter of Barbara C. Jacobs, dated January 18, 2007. The margins of the amended Form have been marked to indicate the revisions that have been made in response to the comment letter, with the numbers in the margins corresponding to the paragraph numbers of Ms. Jacobs' letter and this letter.

     This filing is being made now in an effort to comply with Ms. Jacobs' request that amended Exchange Act document be filed within 10 business days. The Company is also working to respond to Ms. Jacobs' comments relating to its Registration Statement on Form SB-2, which was filed on December 22, 2006.
The Company will file an amended Registration Statement, with response letter, as soon as possible.

     9. A new fourth paragraph has been added under "Controls and Procedures" to discuss the restatements of the Company's financial statements following the hiring of Mr. Busshaus as Controller. The fifth paragraph has also been revised to state that the first and second material weaknesses did not have a material impact on the Company's financial statements as of September 30, 2006.

    10. This comment has been addressed as indicated at the end of the sixth paragraph under "Controls and Procedures."

    11. A new subsection entitled "Changes in Internal Control over Financial Reporting" has been added under "Controls and Procedures" to clarify that no changes in internal controls occurred during the quarterly period ended September 30, 2006.

    12. The final paragraph under "Changes in Internal Control over Financial Reporting" has been revised to state that the Company is not subject to
Section 404 of the Sarbanes Oxley Act.

    13. The titles of Christopher J. Spencer and John Busshaus have been omitted from their Section 302 certifications.

    Please also note that Mr. Busshaus was appointed as the Company's Chief Financial Officer on January 29, 2007, and a Current Report to that effect was filed on the same date.

    14. The references in paragraphs 2, 3 and 4 of the Section 302 certification refer to the "report" rather than the "quarterly report."

     Please contact me with any additional questions or comments.

                                        Sincerely yours,

                                        /s/ Branden T. Burningham

                                        Branden T. Burningham

     cc:  Wizzard Software Corporation